Earnings Per Share (Details Textual)	Dec. 31, 2014
2.25% Purchased Options [Member]
Earnings Per Share (Textual) [Abstract]
Debt interest rate	2.25%
2.25% Notes [Member]
Earnings Per Share (Textual) [Abstract]
Debt interest rate	2.25%
2.25% Warrants [Member]
Earnings Per Share (Textual) [Abstract]
Debt interest rate	2.25%
3.00% Notes [Member]
Earnings Per Share (Textual) [Abstract]
Debt interest rate	3.00%
3.00% Warrants [Member]
Earnings Per Share (Textual) [Abstract]
Debt interest rate	3.00%
3.00% Purchased Options [Member]
Earnings Per Share (Textual) [Abstract]
Debt interest rate	3.00%